Accounts receivable (Detail Textuals) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2016	Sep. 30, 2017
Accounts Receivable, Net [Abstract]
Previously write-off account receivable recovered	$ (12,909)	$ 19,019
Allowance for doubtful accounts	$ 13,328	$ 0	$ 0